Document and Entity Information	3 Months Ended
Mar. 31, 2020
Document and Entity Information
Entity Registrant Name	NIKOLA CORPORATION
Entity Central Index Key	0001731289
Document Type	S-1/A
Amendment Flag	false
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false